INVESTMENT PROPERTIES	12 Months Ended
Dec. 31, 2017
INVESTMENT PROPERTIES
INVESTMENT PROPERTIES

4. INVESTMENT PROPERTIES

As at December 31,	2017	2016

Income-Producing Properties	$2,714,684	$2,646,292
Land Held For Development	18,884	6,803

	$2,733,568	$2,653,095

Changes in investment properties are shown in the following table:

Years ended December 31,	2017			2016

	Income- Producing Properties	Properties and Land Under Development	Land Held For Development	Income- Producing Properties	Properties and Land Under Development	Land Held For Development

Balance, beginning of year	$2,646,292	$—	$6,803	$2,576,562	$8,651	$7,173
Additions
— Capital expenditures:
Maintenance or improvements	21,065	—	—	2,089	—	—
Developments or expansions	72,774	—	—	8,224	5,826	—
— Acquisition (note 3)	154,726	—	—	—	—	—
— Transfer to land held for development	(12,076)	—	12,076	—	—	—
— Completed projects	—	—	—	13,685	(13,685)	—
— Leasing commissions	3,573	—	—	2,058	—	—
— Tenant incentives	803	—	—	1,458	—	—
Fair value gains, net	212,106	—	—	175,924	—	—
Foreign currency translation, net	12,800	—	5	(89,096)	(792)	(370)
Disposals	—	—	—	(42,014)	—	—
Amortization of straight-line rent	(1,101)	—	—	371	—	—
Amortization of tenant incentives	(5,410)	—	—	(5,229)	—	—
Other changes	585	—	—	2,260	—	—
Classified as assets held for sale (note 5)	(391,453)	—	—	—	—	—

Balance, end of year	$2,714,684	$—	$18,884	$2,646,292	$—	$6,803

During the year ended December 31, 2017, the Trust incurred $0.4 million of costs associated with 10 properties held for sale and disposed of in January 2018 (note 5) which are included in loss on sale of investment properties on the combined statements of income. During the year ended December 31, 2016, the Trust disposed of seven income-producing properties located in the United States, Austria and Germany for aggregate gross proceeds of $42.0 million and incurred a $2.4 million loss on disposal due to the associated selling costs. The fair value gains during the year ended December 31, 2016, excluding properties sold in the year, was $170.7 million.

The Trust determines the fair value of an income-producing property based upon, among other things, rental income from current leases and assumptions about rental income from future leases reflecting market conditions and lease renewals at the applicable balance sheet dates, less future cash outflows in respect of such leases. Fair values are primarily determined by discounting the expected future cash flows, generally over a term of 10 years, plus a terminal value based on the application of a capitalization rate to estimated year 11 cash flows. The fair values of properties and land under development are measured using a discounted cash flow model, net of costs to complete, as of the balance sheet date. The Trust measures its investment properties using valuations prepared by management. The Trust does not measure its investment properties based on valuations prepared by external appraisers but uses such external appraisals as data points, together with other external market information accumulated by management, in arriving at its own conclusions on values. Management uses valuation assumptions such as discount rates, terminal capitalization rates and market rental rates applied in external appraisals or sourced from valuation experts; however, the Trust also uses its historical renewal experience with tenants, its direct knowledge of the specialized nature of Granite's portfolio and tenant profile and its knowledge of the actual condition of the properties in making business judgments about lease renewal probabilities, renewal rents and capital expenditures. There has been no change in the valuation methodology during the year.

The Trust's internal valuation team consists of individuals knowledgeable and experienced in fair value techniques for investment properties. On a quarterly basis, the fair values of the investment properties are updated by the Trust's internal valuation team for current leasing and market assumptions, utilizing market discount and terminal capitalization rates as provided by independent real estate appraisal firms with representation and expertise in the various jurisdictions in which Granite's investment properties are located. The resulting changes in fair values are analyzed at each reporting date with the internal valuation team presenting a report to senior management that explains the fair value movements. This report and the results of the updated valuations and processes are formally reviewed by and discussed with senior management quarterly. For all investment properties, the current use equates to the highest and best use.

Valuations are most sensitive to changes in discount rates and terminal capitalization rates. The key valuation metrics for income-producing properties by country are set out below:

As at December 31,	2017(1)			2016

	Maximum	Minimum	Weighted average(2)	Maximum	Minimum	Weighted average(2)

Canada
Discount rate	8.25%	6.50%	6.84%	8.25%	6.50%	7.17%
Terminal capitalization rate	8.00%	5.75%	6.17%	8.00%	5.75%	6.68%
United States
Discount rate	11.00%	6.25%	7.68%	10.75%	6.25%	7.88%
Terminal capitalization rate	10.75%	5.75%	7.30%	11.25%	5.75%	7.69%
Germany
Discount rate	9.00%	6.50%	7.89%	9.00%	7.00%	8.03%
Terminal capitalization rate	9.50%	5.75%	7.91%	9.50%	5.75%	8.06%
Austria
Discount rate	10.00%	7.75%	8.05%	9.00%	8.00%	8.33%
Terminal capitalization rate	9.50%	8.25%	8.53%	9.50%	8.50%	8.83%
Netherlands
Discount rate	7.00%	6.25%	6.62%	7.50%	6.85%	7.09%
Terminal capitalization rate	7.30%	7.05%	7.17%	7.30%	7.15%	7.23%
Other
Discount rate	9.85%	7.25%	8.62%	10.00%	9.00%	9.69%
Terminal capitalization rate	10.00%	6.75%	8.39%	10.50%	7.35%	9.79%
Total
Discount rate	11.00%	6.25%	7.59%	10.75%	6.25%	7.80%
Terminal capitalization rate	10.75%	5.75%	7.48%	11.25%	5.75%	7.74%

(1)	Excludes properties held for sale (note 5).
(2)	Weighted based on income-producing property fair value.

The table below summarizes the sensitivity of the fair value of investment properties to changes in either the discount rate or terminal capitalization rate:

	Discount Rate		Terminal Capitalization Rate
Rate sensitivity	Fair value	Change in fair value	Fair value	Change in fair value

+50 basis points	$2,640,364	$(93,204)	$2,648,843	$(84,725)
+25 basis points	2,686,415	(47,153)	2,690,533	(43,035)
Base rate	2,733,568	—	2,733,568	—
–25 basis points	2,781,853	48,285	2,783,184	49,616
–50 basis points	2,831,301	97,733	2,834,883	101,315

Included in investment properties is $9.8 million (2016 — $11.3 million) of net straight-line rent receivable arising from the recognition of rental revenue on a straight-line basis over the lease term.

Details about contractual obligations to purchase, construct and develop properties can be found in the commitments and contingencies note (note 20).

Tenant minimum rental commitments payable to Granite on non-cancellable operating leases (excluding properties held for sale) are as follows:

Not later than 1 year	$202,293
Later than 1 year and not later than 5 years	655,288
Later than 5 years	538,202

$1,395,783